UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2018

CLEARBRIDGE

VALUE TRUST

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term growth of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Value Trust for the six-month reporting period ended April 30, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

It is currently anticipated that on or about July 1, 2018, ClearBridge, LLC will transfer the Fund’s investment management and advisory agreement to ClearBridge Investments, LLC. Both ClearBridge, LLC and ClearBridge Investments, LLC are wholly owned subsidiaries of Legg Mason, Inc. There will be no change to the portfolio managers of the Fund as a result of the transfer, as the portfolio managers serve in the same roles under ClearBridge Investments, LLC. For more information, please see the prospectus supplement dated May 18, 2018.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2018

II	ClearBridge Value Trust

Investment commentary

Economic review

Economic activity in the U.S. was somewhat mixed during the six months ended April 30, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 3.2% and 2.9%, respectively. Finally, the U.S. Department of Commerce’s second reading for first quarter 2018 GDP growth — released after the reporting period ended — was 2.2%. The deceleration in GDP growth in the first quarter reflected decelerations in personal consumption expenditures (“PCE”), exports, state and local government spending, and federal government spending and a downturn in residential fixed investment.

These movements were partly offset by an upturn in private inventory investment and a larger increase in nonresidential fixed investment.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on April 30, 2018, the unemployment rate was 3.9%, as reported by the U.S. Department of Labor. This was the lowest unemployment rate since December 2000. The percentage of longer-term unemployed declined during the reporting period. In April 2018, 20.0% of Americans looking for a job had been out of work for more than six months, versus 23.8% when the period began.

ClearBridge Value Trust	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. The Fed increased the federal funds rateiii twice during the reporting period. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept rates on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program....” At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. Despite times of weakness, the U.S. stock market posted positive results for the reporting period. The market moved higher during the first three months of the period and reached several new all-time highs. This was driven by overall solid corporate profits, signs of improving economic growth, expectations for a rollback for certain government regulations and, in December 2017, the signing of the U.S. tax reform bill. However, the market gave back a portion of its gains in February and March 2018. This occurred given concerns that the Fed may raise interest rates more aggressively than previously expected. In addition, there were fears of a global trade war and several high profile issues in the technology industry. However, the market ended the reporting period on a positive note, as it posted a modest gain in April 2018. All told, for the six months ended April 30, 2018, the S&P 500 Indexiv gained 3.82%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexv, generated the strongest returns, gaining 3.83% over the reporting period. In contrast, mid-cap stocks, as measured by the Russell Midcap Indexvi, returned 3.69%, whereas small-cap stocks, as measured by the Russell 2000 Indexvii, generated the weakest relative results, gaining 3.27%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 5.66% and 1.86%, respectively, during the six months ended April 30, 2018.

Performance review

For the six months ended April 30, 2018, Class C shares of ClearBridge Value Trust, excluding sales charges, returned 0.57%. The Fund’s unmanaged primary benchmark, the S&P 500 Index, returned 3.82% for the same period. The Russell 1000 Value Indexx and the Lipper Multi-Cap Core Funds Category Average1 returned 1.94% and 3.36%, respectively, over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 781 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	ClearBridge Value Trust

Performance Snapshot as of April 30, 2018 (unaudited)
(excluding sales charges)	6 months
ClearBridge Value Trust:
Class A	0.91%
Class C	0.57%
Class FI	0.87%
Class R	0.73%
Class I	1.04%
S&P 500 Index	3.82%
Russell 1000 Value Index	1.94%
Lipper Multi-Cap Core Funds Category Average	3.36%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2018, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 1.05%, 1.77%, 1.14%, 1.43% and 0.83%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.80% for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for Class R and Class I shares as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

ClearBridge Value Trust	V

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2018

RISKS: Equity securities are subject to market and price fluctuations. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. The Fund may focus its investments in certain companies, industries or market sectors, increasing its vulnerability to market volatility. Additional risks may include those risks associated with investing in small and mid-sized companies and foreign investments. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	ClearBridge Value Trust

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[i]v	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

vii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

ClearBridge Value Trust	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2018 and October 31, 2017. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Value Trust 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2017 and held for the six months ended April 30, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.91%	$1,000.00	$1,009.10	1.04%	$5.18	Class A	5.00%	$1,000.00	$1,019.64	1.04%	$5.21
Class C	0.57	1,000.00	1,005.70	1.72	8.55	Class C	5.00	1,000.00	1,016.27	1.72	8.60
Class FI	0.87	1,000.00	1,008.70	1.13	5.63	Class FI	5.00	1,000.00	1,019.19	1.13	5.66
Class R	0.73	1,000.00	1,007.30	1.37	6.82	Class R	5.00	1,000.00	1,018.00	1.37	6.85
Class I	1.04	1,000.00	1,010.40	0.80	3.99	Class I	5.00	1,000.00	1,020.83	0.80	4.01

2	ClearBridge Value Trust 2018 Semi-Annual Report

[1]	For the six months ended April 30, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Value Trust 2018 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2018

ClearBridge Value Trust

Security	Shares	Value
Common Stocks — 99.0%
Consumer Discretionary — 9.7%
Auto Components — 1.6%
Adient PLC	600,000	$36,774,000
Automobiles — 0.8%
General Motors Co.	500,000	18,370,000
Hotels, Restaurants & Leisure — 1.0%
Melco Resorts & Entertainment Ltd., ADR	700,000	21,847,000
Media — 1.0%
CBS Corp., Class B Shares, Non Voting Shares	450,000	22,140,000
Specialty Retail — 4.4%
AutoZone Inc.	75,000	46,839,000	*
Lowe’s Cos Inc.	400,000	32,972,000
Signet Jewelers Ltd.	500,000	19,440,000
Total Specialty Retail		99,251,000
Textiles, Apparel & Luxury Goods — 0.9%
Hanesbrands Inc.	1,100,000	20,317,000
Total Consumer Discretionary		218,699,000
Consumer Staples — 2.9%
Beverages — 1.1%
Molson Coors Brewing Co., Class B Shares	350,000	24,934,000
Food Products — 1.8%
Mondelez International Inc., Class A Shares	1,000,000	39,500,000
Total Consumer Staples		64,434,000
Energy — 10.7%
Oil, Gas & Consumable Fuels — 10.7%
Apache Corp.	900,000	36,855,000
Devon Energy Corp.	1,200,000	43,596,000
Kinder Morgan Inc.	4,300,000	68,026,000
Pioneer Natural Resources Co.	280,000	56,434,000
Plains GP Holdings LP, Class A Shares	1,500,000	36,330,000
Total Energy		241,241,000
Financials — 18.8%
Banks — 5.7%
Citigroup Inc.	800,000	54,616,000
Wells Fargo & Co.	1,400,000	72,744,000
Total Banks		127,360,000
Capital Markets — 2.4%
Intercontinental Exchange Inc.	750,000	54,345,000
Consumer Finance — 2.8%
Synchrony Financial	1,900,000	63,023,000

See Notes to Financial Statements.

4	ClearBridge Value Trust 2018 Semi-Annual Report

ClearBridge Value Trust

Security	Shares	Value
Diversified Financial Services — 2.1%
Voya Financial Inc.	900,000	$47,115,000
Insurance — 5.8%
American International Group Inc.	1,200,000	67,200,000
Brighthouse Financial Inc.	500,000	25,390,000	*
MetLife Inc.	800,000	38,136,000
Total Insurance		130,726,000
Total Financials		422,569,000
Health Care — 16.2%
Biotechnology — 5.4%
Alexion Pharmaceuticals Inc.	600,000	70,578,000	*
Celgene Corp.	600,000	52,260,000	*
Total Biotechnology		122,838,000
Health Care Providers & Services — 1.8%
Universal Health Services Inc., Class B Shares	350,000	39,970,000
Pharmaceuticals — 9.0%
Allergan PLC	550,000	84,507,500
Bristol-Myers Squibb Co.	400,000	20,852,000
Merck & Co. Inc.	650,000	38,265,500
Mylan NV	1,500,000	58,140,000	*
Total Pharmaceuticals		201,765,000
Total Health Care		364,573,000
Industrials — 11.0%
Aerospace & Defense — 2.4%
Safran SA	100,000	11,728,077	(a)
TransDigm Group Inc.	130,000	41,674,100
Total Aerospace & Defense		53,402,177
Air Freight & Logistics — 1.8%
CH Robinson Worldwide Inc.	430,000	39,572,900
Airlines — 2.1%
Delta Air Lines Inc.	900,000	46,998,000
Building Products — 1.6%
Johnson Controls International PLC	1,100,000	37,257,000
Construction & Engineering — 3.1%
AECOM	1,000,000	34,440,000	*
Fluor Corp.	600,000	35,370,000
Total Construction & Engineering		69,810,000
Total Industrials		247,040,077
Information Technology — 19.4%
Communications Equipment — 3.0%
Cisco Systems Inc.	1,500,000	66,435,000

See Notes to Financial Statements.

ClearBridge Value Trust 2018 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2018

ClearBridge Value Trust

Security		Shares	Value
Internet Software & Services — 5.2%
Alphabet Inc., Class C Shares		115,000	$116,992,950	*
IT Services — 1.9%
International Business Machines Corp.		300,000	43,488,000
Semiconductors & Semiconductor Equipment — 1.5%
QUALCOMM Inc.		650,000	33,156,500
Software — 7.8%
Microsoft Corp.		1,000,000	93,520,000
Oracle Corp.		1,800,000	82,206,000
Total Software			175,726,000
Total Information Technology			435,798,450
Materials — 2.0%
Metals & Mining — 2.0%
Royal Gold Inc.		500,000	44,400,000
Real Estate — 3.7%
Equity Real Estate Investment Trusts (REITs) — 1.5%
American Homes 4 Rent, Class A Shares		1,700,000	34,340,000
Real Estate Management & Development — 2.2%
Realogy Holdings Corp.		2,000,000	49,620,000
Total Real Estate			83,960,000
Utilities — 4.6%
Electric Utilities — 2.6%
Exelon Corp.		1,500,000	59,520,000
Independent Power and Renewable Electricity Producers — 2.0%
AES Corp.		3,600,000	44,064,000
Total Utilities			103,584,000
Total Investments before Short-Term Investments (Cost — $2,058,295,894)			2,226,298,527

	Rate
Short-Term Investments — 1.0%
JPMorgan 100% US Treasury Securities Money Market Fund, Institutional Class (Cost — $22,249,853)	1.502%	22,249,853	22,249,853
Total Investments — 100.0% (Cost — $2,080,545,747)			2,248,548,380
Liabilities in Excess of Other Assets — (0.0)%			(525,509)
Total Net Assets — 100.0%			$2,248,022,871

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

See Notes to Financial Statements.

6	ClearBridge Value Trust 2018 Semi-Annual Report

ClearBridge Value Trust

Abbreviation used in this schedule:
ADR	— American Depositary Receipt

See Notes to Financial Statements.

ClearBridge Value Trust 2018 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

April 30, 2018

Assets:
Investments, at value (Cost — $2,080,545,747)	$2,248,548,380
Dividends and interest receivable	2,885,270
Receivable for Fund shares sold	1,286,297
Prepaid expenses	66,047
Other assets	115,796
Total Assets	2,252,901,790

Liabilities:
Payable for Fund shares repurchased	1,897,759
Investment management fee payable	1,234,924
Service and/or distribution fees payable	1,042,234
Trustees’ fees payable	21,640
Accrued expenses	682,362
Total Liabilities	4,878,919
Total Net Assets	$2,248,022,871

Net Assets:
Par value (Note 7)	$277
Paid-in capital in excess of par value	1,980,975,551
Overdistributed net investment income	(1,678,089)
Accumulated net realized gain on investments and foreign currency transactions	100,722,499
Net unrealized appreciation on investments	168,002,633
Total Net Assets	$2,248,022,871

See Notes to Financial Statements.

8	ClearBridge Value Trust 2018 Semi-Annual Report

Net Assets:
Class A	$467,075,501
Class C	$1,185,701,966
Class FI	$12,939,063
Class R	$12,511,437
Class I	$569,794,904

Shares Outstanding:
Class A	5,912,946
Class C	15,321,339
Class FI	144,008
Class R	141,240
Class I	6,138,322

Net Asset Value:
Class A (and redemption price)	$78.99
Class C*	$77.39
Class FI (and redemption price)	$89.85
Class R (and redemption price)	$88.58
Class I (and redemption price)	$92.83
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$83.81

*	Redemption price per share is NAV of Class C shares reduced by a 0.95% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

ClearBridge Value Trust 2018 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended April 30, 2018

Investment Income:
Dividends and distributions	$18,435,185
Return of capital	(2,065,335)
Net Dividends and Distributions	16,369,850
Interest	345,920
Total Investment Income	16,715,770

Expenses:
Investment management fee (Note 2)	8,073,430
Service and/or distribution fees (Notes 2 and 5)	6,613,899
Transfer agent fees (Note 5)	983,295
Trustees’ fees	159,330
Fund accounting fees	89,431
Legal fees	85,321
Registration fees	48,961
Shareholder reports	25,023
Audit and tax fees	23,445
Custody fees	5,283
Miscellaneous expenses	7,183
Total Expenses	16,114,601
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(240,400)
Net Expenses	15,874,201
Net Investment Income	841,569

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions	100,752,920
REIT distributions	(20,347)
Foreign currency transactions	(10,029)
Net Realized Gain	100,722,544
Change in Net Unrealized Appreciation (Depreciation) From Investments	(78,872,694)
Net Gain on Investments and Foreign Currency Transactions	21,849,850
Increase in Net Assets From Operations	$22,691,419

See Notes to Financial Statements.

10	ClearBridge Value Trust 2018 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2018 (unaudited) and the Year Ended October 31, 2017	2018	2017

Operations:
Net investment income	$841,569	$4,287,262
Net realized gain	100,722,544	298,984,249
Change in net unrealized appreciation (depreciation)	(78,872,694)	88,682,513
Increase in Net Assets From Operations	22,691,419	391,954,024

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(6,100,038)	(10,200,041)
Decrease in Net Assets From Distributions to Shareholders	(6,100,038)	(10,200,041)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	83,452,009	220,767,991
Reinvestment of distributions	5,722,961	9,741,868
Cost of shares repurchased	(234,361,359)	(438,189,042)
Decrease in Net Assets From Fund Share Transactions	(145,186,389)	(207,679,183)
Increase (Decrease) in Net Assets	(128,595,008)	174,074,800

Net Assets:
Beginning of period	2,376,617,879	2,202,543,079
End of period*	$2,248,022,871	$2,376,617,879
*Includes (overdistributed)/undistributed net investment income, respectively, of:	$(1,678,089)	$3,580,380

See Notes to Financial Statements.

ClearBridge Value Trust 2018 Semi-Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$78.68	$66.88	$64.56	$65.81	$55.63	$42.02

Income (loss) from operations:
Net investment income	0.15	0.40	0.54	0.43	0.46	0.48
Net realized and unrealized gain (loss)	0.56	12.06	2.03	(1.45)	10.28	13.75
Total income (loss) from operations	0.71	12.46	2.57	(1.02)	10.74	14.23

Less distributions from:
Net investment income	(0.40)	(0.66)	(0.25)	(0.23)	(0.56)	(0.62)
Total distributions	(0.40)	(0.66)	(0.25)	(0.23)	(0.56)	(0.62)

Net asset value, end of period	$78.99	$78.68	$66.88	$64.56	$65.81	$55.63
Total return[3]	0.91%	18.72%	4.00%	(1.55)%	19.32%	34.44%

Net assets, end of period (millions)	$467	$488	$405	$127	$125	$103

Ratios to average net assets:
Gross expenses	1.06%[4]	1.04%	1.07%	1.02%	1.02%	1.03%
Net expenses[5]	1.04 [4,6]	1.03 [6]	1.06 [6]	1.01 [6]	1.01	1.02
Net investment income	0.37 [4]	0.53	0.83	0.65	0.75	0.99

Portfolio turnover rate	18%	41%	45%	33%	37%	40%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2018 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects expense reimbursements.

[6]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

See Notes to Financial Statements.

12	ClearBridge Value Trust 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$76.95	$65.34	$63.28	$64.75	$54.77	$41.35

Income (loss) from operations:
Net investment income (loss)	(0.12)	(0.13)	0.09	(0.06)	0.00 [3]	0.12
Net realized and unrealized gain (loss)	0.56	11.81	1.97	(1.41)	10.13	13.58
Total income (loss) from operations	0.44	11.68	2.06	(1.47)	10.13	13.70

Less distributions from:
Net investment income	—	(0.07)	—	—	(0.15)	(0.28)
Total distributions	—	(0.07)	—	—	(0.15)	(0.28)

Net asset value, end of period	$77.39	$76.95	$65.34	$63.28	$64.75	$54.77
Total return[4]	0.57%	17.87%	3.27%	(2.27)%	18.43%	33.42%

Net assets, end of period (millions)	$1,186	$12,723	$1,295	$1,745	$1,987	$1,890

Ratios to average net assets:
Gross expenses	1.74%[5]	1.76%	1.77%	1.75%	1.77%	1.79%
Net expenses[6]	1.72 [5,7]	1.74 [7]	1.76 [7]	1.74 [7]	1.76	1.78
Net investment income (loss)	(0.31) [5]	(0.18)	0.14	(0.09)	0.01	0.25

Portfolio turnover rate	18%	41%	45%	33%	37%	40%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2018 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

See Notes to Financial Statements.

ClearBridge Value Trust 2018 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$89.35	$75.75	$73.03	$74.24	$62.70	$47.22

Income (loss) from operations:
Net investment income	0.13	0.38	0.55	0.41	0.50	0.55
Net realized and unrealized gain (loss)	0.64	13.69	2.30	(1.62)	11.54	15.48
Total income (loss) from operations	0.77	14.07	2.85	(1.21)	12.04	16.03

Less distributions from:
Net investment income	(0.27)	(0.47)	(0.13)	—	(0.50)	(0.55)
Total distributions	(0.27)	(0.47)	(0.13)	—	(0.50)	(0.55)

Net asset value, end of period	$89.85	$89.35	$75.75	$73.03	$74.24	$62.70
Total return[3]	0.87%	18.62%	3.91%	(1.63)%	19.23%	34.39%

Net assets, end of period (000s)	$12,939	$14,176	$13,676	$19,233	$38,161	$48,922

Ratios to average net assets:
Gross expenses	1.15%[4]	1.13%	1.15%	1.11%	1.09%	1.07%
Net expenses[5]	1.13 [4,6]	1.12 [6]	1.13 [6]	1.09 [6]	1.07	1.06
Net investment income	0.28 [4]	0.44	0.76	0.54	0.72	1.00

Portfolio turnover rate	18%	41%	45%	33%	37%	40%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects expense reimbursements.

[6]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

See Notes to Financial Statements.

14	ClearBridge Value Trust 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$87.99	$74.62	$72.01	$73.43	$61.99	$46.64

Income (loss) from operations:
Net investment income	0.02	0.16	0.35	0.19	0.22	0.30
Net realized and unrealized gain (loss)	0.63	13.50	2.26	(1.61)	11.46	15.35
Total income (loss) from operations	0.65	13.66	2.61	(1.42)	11.68	15.65

Less distributions from:
Net investment income	(0.06)	(0.29)	—	—	(0.24)	(0.30)
Total distributions	(0.06)	(0.29)	—	—	(0.24)	(0.30)

Net asset value, end of period	$88.58	$87.99	$74.62	$72.01	$73.43	$61.99
Total return[3]	0.73%	18.32%	3.64%	(1.93)%	18.80%	33.84%

Net assets, end of period (000s)	$12,511	$13,767	$8,498	$9,455	$10,773	$10,702

Ratios to average net assets:
Gross expenses	1.43%[4]	1.43%[5]	1.43%[5]	1.42%	1.46%	1.47%
Net expenses[6]	1.37 [4,7]	1.36 [5,7]	1.40 [5,7]	1.39 [7]	1.45	1.46
Net investment income	0.05 [4]	0.19	0.49	0.26	0.32	0.56

Portfolio turnover rate	18%	41%	45%	33%	37%	40%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

See Notes to Financial Statements.

ClearBridge Value Trust 2018 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$92.43	$78.37	$75.55	$76.92	$64.90	$48.92

Income (loss) from operations:
Net investment income	0.29	0.67	0.81	0.66	0.67	0.67
Net realized and unrealized gain (loss)	0.67	14.15	2.38	(1.69)	12.00	16.03
Total income (loss) from operations	0.96	14.82	3.19	(1.03)	12.67	16.70

Less distributions from:
Net investment income	(0.56)	(0.76)	(0.37)	(0.34)	(0.65)	(0.72)
Total distributions	(0.56)	(0.76)	(0.37)	(0.34)	(0.65)	(0.72)

Net asset value, end of period	$92.83	$92.43	$78.37	$75.55	$76.92	$64.90
Total return[3]	1.04%	19.00%	4.25%	(1.34)%	19.56%	34.70%

Net assets, end of period (millions)	$570	$588	$480	$568	$624	$439

Ratios to average net assets:
Gross expenses	0.82%[4]	0.82%[5]	0.83%[5]	0.82%	0.82%	0.83%
Net expenses[6]	0.80 [4,7]	0.80 [5]	0.80 [5]	0.80	0.81	0.82
Net investment income	0.62 [4]	0.76	1.08	0.85	0.94	1.17

Portfolio turnover rate	18%	41%	45%	33%	37%	40%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015 the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

See Notes to Financial Statements.

16	ClearBridge Value Trust 2018 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Value Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

ClearBridge Value Trust 2018 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

18	ClearBridge Value Trust 2018 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Industrials	$235,312,000	$11,728,077	—	$247,040,077
Other common stocks	1,979,258,450	—	—	1,979,258,450
Total long-term investments	2,214,570,450	11,728,077	—	2,226,298,527
Short-term investments†	22,249,853	—	—	22,249,853
Total investments	$2,236,820,303	$11,728,077	—	$2,248,548,380

†	See Schedule of Investments for additional detailed categorizations.

For the period ended April 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At April 30, 2018, securities valued at $11,728,077 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

ClearBridge Value Trust 2018 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Commission recapture. The Fund had entered into an agreement with State Street Bank, its prior custodian, whereby a portion of commissions paid on investment transactions may have been rebated to the Fund. Such payments were included with realized gain (loss) on investment transactions. During the period November 1, 2017 through March 11, 2018, the Fund did not receive any commission rebates.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended,

20	ClearBridge Value Trust 2018 Semi-Annual Report

applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment advisory and management agreement and other transactions with affiliates

The Fund has an investment advisory and management agreement with ClearBridge, LLC (“ClearBridge”). Pursuant to the agreement, ClearBridge provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates based on the Fund’s average daily net assets. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. The following chart shows the annual advisory fee rates for the Fund:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550

Prior to December 1, 2017, the Fund paid a management fee at an annual rate as follows: 0.70% of the first $1 billion of average net assets, 0.68% of the next $1 billion of average net assets, 0.65% of the next $3 billion of average net assets, 0.62% of the next $5 billion of average net assets and 0.59% of average net assets over $10 billion.

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) serves as the sub-administrator to the Fund and provides certain administrative services to the Fund pursuant to a separate sub-administration agreement between ClearBridge and LMPFA. For LMPFA’s services to the Fund, ClearBridge (not the Fund) pays LMPFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund. For Western Asset’s

ClearBridge Value Trust 2018 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

services to the Fund, ClearBridge (not the Fund) pays Western Asset 0.02% of the portion of the Fund’s average daily net assets that are allocated to them by ClearBridge. Clear-Bridge, LMPFA and Western Asset are wholly owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The Fund’s agreement with ClearBridge provides that expense reimbursements be made to the Fund for audit fees and compensation of the Fund’s independent trustees. These expense reimbursements are not subject to recapture.

As a result of expense limitation arrangements between the Fund and ClearBridge, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R and Class I shares did not exceed 1.15%, 1.90%, 1.15%, 1.40% and 0.80%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

During the six months ended April 30, 2018, fees waived and/or expenses reimbursed amounted to $240,400.

ClearBridge is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which ClearBridge earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will ClearBridge recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at April 30, 2018, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by ClearBridge and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I
Expires October 31, 2018	—	—	—	—	$29,590
Expires October 31, 2019	—	—	—	—	59,604
Expires October 31, 2020	—	—	—	—	37,629
Expires October 31, 2021	—	—	—	—	17,120
Total fee waivers/expense reimbursements subject to recapture	—	—	—	—	$143,943

For the six months ended April 30, 2018, ClearBridge did not recapture any fees.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

22	ClearBridge Value Trust 2018 Semi-Annual Report

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 0.95% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2018, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$2,378	—
CDSCs	—	$2,386

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$415,905,331
Sales	488,670,205

At April 30, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$2,080,545,747	$356,517,033	$(188,514,400)	$168,002,633

4. Derivative instruments and hedging activities

During the six months ended April 30, 2018, the Fund did not invest in derivative instruments.

ClearBridge Value Trust 2018 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 0.95%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$605,932	†	$213,127
Class C	5,956,848	†	445,887
Class FI	17,080		12,026
Class R	34,039	†	14,345
Class I	—		297,910
Total	$6,613,899		$983,295

†	Amounts shown are exclusive of expense reimbursements. For the six months ended April 30, 2018, the service and/or distribution fees reimbursed amounted to $10, $37,632 and $2,957 for Class A, Class C and Class R

shares, respectively.

For the six months ended April 30, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$37,525
Class C	134,663
Class FI	964
Class R	4,010
Class I	63,238
Total	$240,400

6. Distributions to shareholders by class

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Net Investment Income:
Class A	$2,498,205	$3,993,640
Class C	—	1,392,059
Class FI	42,779	82,925
Class R	8,859	32,311
Class I	3,550,195	4,699,106
Total	$6,100,038	$10,200,041

24	ClearBridge Value Trust 2018 Semi-Annual Report

7. Shares of beneficial interest

At April 30, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	83,386	$6,700,281	715,278	$54,149,718
Shares issued on reinvestment	28,276	2,247,414	51,750	3,744,139
Shares repurchased	(405,505)	(33,014,476)	(621,243)	(46,407,727)
Net increase (decrease)	(293,843)	$(24,066,781)	145,785	$11,486,130

Class C
Shares sold	47,769	$3,798,969	136,381	$9,917,538
Shares issued on reinvestment	—	—	18,932	1,348,294
Shares repurchased	(1,266,354)	(100,628,145)	(3,435,927)	(252,117,667)
Net decrease	(1,218,585)	$(96,829,176)	(3,280,614)	$(240,851,835)

Class FI
Shares sold	8,031	$735,925	18,612	$1,565,155
Shares issued on reinvestment	471	42,598	1,003	82,486
Shares repurchased	(23,154)	(2,139,788)	(41,504)	(3,508,812)
Net decrease	(14,652)	$(1,361,265)	(21,889)	$(1,861,171)

Class R
Shares sold	12,800	$1,197,534	75,207	$6,211,505
Shares issued on reinvestment	99	8,817	393	31,915
Shares repurchased	(28,126)	(2,606,022)	(33,017)	(2,784,486)
Net increase (decrease)	(15,227)	$(1,399,671)	42,583	$3,458,934

Class I
Shares sold	745,648	$71,019,300	1,704,547	$148,924,075
Shares issued on reinvestment	36,696	3,424,132	53,467	4,535,034
Shares repurchased	(1,001,260)	(95,972,928)	(1,524,770)	(133,370,350)
Net increase (decrease)	(218,916)	$(21,529,496)	233,244	$20,088,759

8. Subsequent event

On May 18, 2018, the Fund announced that it is currently anticipating that on or about July 1, 2018, ClearBridge, LLC will transfer the Fund’s investment management and advisory agreement to ClearBridge Investments, LLC. Both ClearBridge, LLC and ClearBridge Investments, LLC are wholly owned subsidiaries of Legg Mason, Inc. There will be no charge to the portfolio managers of the Fund as a result of the transfer, as the portfolio managers serve in the same roles under ClearBridge Investments, LLC.

ClearBridge Value Trust 2018 Semi-Annual Report	25

Board approval of management and subadvisory agreements (unaudited)

At its November 2017 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the investment advisory and management agreement (the “Advisory Agreement”) with ClearBridge, LLC (the “Adviser”) and the sub-advisory agreement (“Sub-Advisory Agreement”) between the Adviser and Western Asset Management Company (“Western Asset”) pursuant to which Western Asset is engaged to provide day-to-day management of that portion of the Fund’s cash and short-term investments allocated to Western Asset under the Sub-Advisory Agreement. (The Advisory Agreement and the Sub-Advisory Agreement are jointly referred to as the “Agreements.”) The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), met on October 11, 2017, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Adviser to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. At such October meeting the Independent Trustees received a presentation from senior Fund management and reviewed the information provided, as well as a memorandum from their independent legal counsel. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 1, 2017. The Board, including the Independent Trustees, at its November 2017 meeting, reviewed and evaluated the materials, including supplemental materials, provided to assist the Board in considering continuation of the Agreements.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. The Board considered that although no assets were currently being allocated to Western Asset, the Adviser recommended that the Sub-Advisory Agreement with Western Asset be continued to permit allocation of assets to Western Asset at such time as the Adviser determined to be appropriate. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the .Fund by the Adviser and available to be provided by Western Asset under the Advisory and Sub-Advisory Agreements, respectively. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by affiliates of the Adviser. The Board noted information received at regular meetings throughout the year related to the services rendered by the Adviser and its affiliates. The Board’s evaluation of the services provided by the Adviser and its affiliates took into account the Board’s knowledge and familiarity gained

26	ClearBridge Value Trust

as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management by the Adviser and the capabilities of Western Asset.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial strength of the Adviser’s parent organization, Legg Mason, Inc.

The Board also considered the Adviser’s brokerage policies and practices, the standards applied in seeking best execution, the policies and practices regarding soft dollar usage and the existence of quality controls applicable to brokerage allocation procedures.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge, an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund to the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark. The Board noted that although useful, the data provided by Broadridge may vary depending on the end dates selected and the selection of a peer group. In addition, the trustees noted that they also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted that although the Fund’s performance for the three-year period ended June 30, 2017 placed the Class C Shares in the fourth quintile, the Fund’s performance for the one- and five-year periods ended June 30, 2017, placed the Class C Shares in the second and third quintiles, respectively (the first quintile being the best performers and the fifth quintile being the worst performers). The Board noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee, including proposed revised breakpoints (the “Contractual Management Fee”), payable by the Fund to the Adviser in light of the nature, extent and quality of the services provided by the Adviser. The Board reviewed the subadvisory fee, noting that the Adviser, and not the Fund, would pay the fee to Western Asset. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Adviser which partially reduced the management fee owed to the Adviser under the Advisory Agreement) (the

ClearBridge Value Trust	27

Board approval of management and subadvisory agreements (unaudited) (cont’d)

“Actual Management Fee”). The Board also considered that the contractual expense cap had been extended to December 31, 2019.

The Board also reviewed information regarding the fees the Adviser charged any of its U.S. clients that were included in the same performance composite as the Fund including, where applicable, separate accounts and subadvisory relationships with unaffiliated registered investment companies. The Adviser reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that for the Class C Shares Contractual and Actual Management Fees were in the third and second quintiles, respectively, relative to the Broadridge peer group (the first quintile being the lowest fees and the fifth quintile being the highest fees) and that actual expense ratios were lower than the Broadridge expense group median (second quintile) and average and lower than the expense universe median. The Board also reviewed the expense ratios for Class A Shares of the Fund.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2017 and 2016, which corresponds to Legg Mason’s fiscal year end. The Board also received certain information showing historical profitability for fiscal years 2013 through 2017. The Board noted that in a prior year it had received a report by an independent consultant regarding its assessment of the methodologies used by Legg Mason for its profitability study and that Legg Mason detailed its changes in methodology from those used in 2016. The Board considered the profitability study along with the other materials previously provided to the Board and determined that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers during Legg Mason’s 2013 through 2017 fiscal years and the existence of breakpoints. Given the asset size of the Fund and the complex and the revised breakpoints, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

28	ClearBridge Value Trust

The Board considered other benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. The Board also considered the information provided regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment advisory and other services to the Fund, the Adviser’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement, with the revision to the fee schedule to the Advisory Agreement, is in the best interests of the Fund.

ClearBridge Value Trust	29

ClearBridge

Value Trust

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager/adviser

ClearBridge, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)*

*	Effective March 12, 2018, BNY became custodian.

Transfer agent

BNYMellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge Value Trust

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

ClearBridge Value Trust

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Value Trust. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013672 6/18 SR18-3358

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 22, 2018